Major Customers and Suppliers (Details) - Schedule of Customer Revenue	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	15.00%	17.00%	30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage		5.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage			6.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	6.00%	9.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	5.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suplier A [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	13.00%	32.00%	82.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suplier B [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	61.00%	52.00%	7.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suplier C [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	9.00%